Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings per Share
Earnings Per Share

(4) Earnings per Share

The Company reports its earnings per share under the two-class method. Under this method, potentially dilutive securities are excluded from the calculation of diluted earnings per share (as well as their related impact on the net income available to common stockholders) when their impact on net income available to common stockholders is anti-dilutive. Potentially dilutive securities for the years ended December 31, 2015, 2014, and 2013 included all outstanding stock options and shares of restricted stock, which were included in the calculation of diluted earnings per share for these periods. The potentially dilutive effect of outstanding warrants and the underlying shares exercisable under the Company’s Convertible Notes were excluded from diluted shares outstanding for the years ended December 31, 2015, 2014, and 2013 because the exercise price exceeded the average market price of the Company’s common stock. The effect of the note hedge the Company purchased to offset the underlying conversion option embedded in its Convertible Notes was also excluded, as the effect is anti-dilutive.

The shares of restricted stock issued by the Company have a non-forfeitable right to cash dividends, if and when declared by the Company. Accordingly, restricted shares are considered to be participating securities and, as such, the Company has allocated the undistributed earnings for the years ended December 31, 2015, 2014, and 2013 among the Company's outstanding shares of common stock and issued but unvested restricted shares, as follows:

Earnings per Share (in thousands, excluding share and per share amounts):

	2015
	Income	Weighted Average Shares Outstanding	Earnings Per Share
Basic:
Net income attributable to controlling interests and available to common stockholders	$67,080
Less: Undistributed earnings allocated to unvested restricted shares	(94)
Net income available to common stockholders	$66,986	44,796,701	$1.50

Diluted:
Effect of dilutive securities:
Add: Undistributed earnings allocated to restricted shares	$94
Stock options added to the denominator under the treasury stock method		63,657
RSUs added to the denominator under the treasury stock method		508,329
Less: Undistributed earnings reallocated to restricted shares	(93)
Net income available to common stockholders and assumed conversions	$66,987	45,368,687	$1.48

	2014			2013
	Income	Weighted Average Shares Outstanding	Earnings Per Share	Income	Weighted Average Shares Outstanding	Earnings Per Share
Basic:
Net income attributable to controlling interests and available to common stockholders	$37,140			$23,816
Less: Undistributed earnings allocated to unvested restricted shares	(126)			(672)
Net income available to common stockholders	$37,014	44,338,408	$0.83	$23,144	44,371,313	$0.52

Diluted:
Effect of dilutive securities:
Add: Undistributed earnings allocated to restricted shares	$126			$672
Stock options added to the denominator under the treasury stock method		117,777			206,322
RSUs added to the denominator under the treasury stock method		411,119
Less: Undistributed earnings reallocated to restricted shares	(125)			(669)
Net income available to common stockholders and assumed conversions	$37,015	44,867,304	$0.82	$23,147	44,577,635	$0.52

The computation of diluted earnings per share excluded potentially dilutive common shares related to restricted stock of 31,005 shares, 59,301 shares, and 516,127 shares for the years ended December 31, 2015, 2014, and 2013, respectively, because the effect of including these shares in the computation would have been anti-dilutive.